Acquisitions (Details) - Schedule of Identifiable assets acquired and liabilities assumed $ in Thousands	Sep. 26, 2021 USD ($)
Harvest Park [Member]
Business Acquisition [Line Items]
Current assets	$ 1
Property and equipment	4,181
Identifiable intangible assets	570
Goodwill	751
Total assets acquired	5,503
Current liabilities	(94)
Deferred tax liability
Total liabilities assumed	(94)
Total consideration transferred, net of cash acquired of $210	5,409
Components of consideration transferred:
Cash	5,409
General holdback
Contingent Consideration
Total consideration transferred, net of cash acquired of $2,571	5,409
Transaction expenses included in “other expense” in the condensed consolidated statement of operations for the quarter ended September 26, 2021	70
CHB Sports, Inc. [Member]
Business Acquisition [Line Items]
Current assets	2,483
Property and equipment	14,367
Identifiable intangible assets	1,655
Goodwill	4,046
Total assets acquired	22,551
Current liabilities	(114)
Deferred tax liability
Total liabilities assumed	(114)
Total consideration transferred, net of cash acquired of $210	22,437
Components of consideration transferred:
Cash	20,467
General holdback	500
Contingent Consideration	1,470
Total consideration transferred, net of cash acquired of $2,571	22,437
Transaction expenses included in “other expense” in the condensed consolidated statement of operations for the quarter ended September 26, 2021	358
10 Park Lanes [Member]
Business Acquisition [Line Items]
Current assets	8
Property and equipment	1,037
Identifiable intangible assets	510
Goodwill	5,245
Total assets acquired	6,800
Current liabilities	(44)
Deferred tax liability
Total liabilities assumed	(44)
Total consideration transferred, net of cash acquired of $210	6,756
Components of consideration transferred:
Cash	6,416
General holdback	340
Contingent Consideration
Total consideration transferred, net of cash acquired of $2,571	6,756
Transaction expenses included in “other expense” in the condensed consolidated statement of operations for the quarter ended September 26, 2021	$ 79